RETIREMENT BENEFIT OBLIGATIONS - Narrative (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 28, 2022	Jan. 28, 2020	Dec. 31, 2019
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)			94.00%
Actuarial assumption of retirement age			60 years
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)			£ 33
Scaling factor, base mortality (as percentage)			4.00%
Percentage reduction in defined benefit obligation (in percentage)			1.00%
Three most significant defined benefit schemes, percentage of total defined benefit obligations (in percent)			90.00%
Asset-liability matching strategy, liability sensitivity to interest rate movements (in percent)			119.00%
Share of scheme assets held to generate long term returns (in percentage)			50.00%
Share of scheme assets invested in bonds, fixed interest gilts, index linked gilts and interest rate and inflation swaps			48.00%
Asset-liability matching strategy, liability sensitivity to inflation movements (in percent)			123.00%
Longevity swaps value, retirement scheme plan assets			£ (100)
Hedged percent of defined benefit scheme exposure to increases life expectancy (in percent)						32.00%
Period to 2030
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Gap between RPI and CPI (in basis points)			1.00%
After 2030
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Gap between RPI and CPI (in basis points)			0.10%
Men | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement			26 years 8 months 12 days	27 years 1 month 6 days
Women | On valuation date
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of life expectancy after retirement			28 years 9 months 18 days	29 years 1 month 6 days
Healthcare premiums
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of reasonably possible increase in actuarial assumption (in percent)			6.74%	6.82%
Longevity Insurance Arrangement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties							£ 10,000
Longevity Insurance Arrangement | Entering into significant commitments or contingent liabilities
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined benefit plan estimated amount of plan participants future benefits covered by insurance contracts issued by employer or related parties						£ 5,500
Forecast
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Contributions to defined benefit schemes	£ 800	£ 1,100	£ 2,200
The group's three main schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Percentage of gross defined benefit pension assets (in percent)				94.00%
The group's three main schemes | Minimum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age			55 years
The group's three main schemes | Minimum | Contractual right to retire earlier
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Actuarial assumption of retirement age			50 years
Aggregated measurement
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit in plan				£ 4,000				£ (7,300)
Defined benefit plan funding level (in percent)					85.70%
Contributions to defined benefit schemes			£ 800
In year capital distributions to shareholders (in percent)			30.00%
Aggregated measurement | Maximum
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Deficit contributions to plan			£ 2,000
Defined benefit pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)			(3,732)	(4,404)
Defined benefit pension schemes | LLoyds Bank pension scheme No 1 and No 2 | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)			6,300
Defined benefit pension schemes | HBOs final salary pension scheme | Limited liability partnerships
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Net defined benefit liability (asset)			4,500
Guaranteed minimum pension benefits
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Past service cost and gains (losses) arising from settlements, net defined benefit liability (asset)				108
Defined contribution pension schemes
RETIREMENT BENEFIT OBLIGATIONS (Details) - Narrative [Line Items]
Defined contribution pension schemes			£ 314	£ 287	£ 305